Income Taxes (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		12.00%	12.00%	12.00%
Operating loss carry forwards		$ 137,900
Deferred tax assets, capital loss carry forwards		126,000
Research and Development Expense		27,220	$ 26,082	$ 18,180
Deferred Income Tax Charge [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Research and Development Expense		$ 37,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	6.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	12.00%
Israeli Subsidiary [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		23.00%
Operating loss carry forwards		$ 126,200
Deferred tax assets, capital loss carry forwards		$ 1,900
Maltese Subsidiary [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		35.00%	35.00%	35.00%
Operating loss carry forwards		$ 11,700